Other Payables and Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Payables and Accruals [Abstract]
Security deposits returned	$ 314,000
Revenue deposit	119,000
Accrued bonuses payable	$ 789,325	$ 40,203	$ 256,000